Balances and Transactions with Related Parties (Details)		1 Months Ended					12 Months Ended
	Feb. 10, 2020 USD ($) $ / shares shares	Mar. 31, 2020 USD ($)	Mar. 31, 2020 ILS (₪)	Nov. 21, 2019 $ / shares shares	Dec. 20, 2018 USD ($)	Dec. 20, 2018 ILS (₪)	Dec. 31, 2020 USD ($)
Chief Executive Officer [Member]
Balances and Transactions with Related Parties (Details) [Line Items]
Monthly gross salary		$ 25,462	₪ 88,000		$ 22,627	₪ 82,500
Annual bonus							$ 194,000
FIMI Funds [Member]
Balances and Transactions with Related Parties (Details) [Line Items]
Shares purchased (in Shares) | shares	4,166,667			5,240,956
Share price (in Dollars per share) | $ / shares	$ 6.00			$ 6.00
Interest rate, percentage	0.1299			0.1299
FIMI Funds [Member] | Non-adjusting events after reporting period [member]
Balances and Transactions with Related Parties (Details) [Line Items]
Gross proceeds	$ 25,000
Funds ownership percentage	0.21